RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
25.	RELATED PARTY BALANCES AND TRANSACTIONS

In the years ended December 31, 2012, 2013 and 2014, the Group purchased a certain media information system amounting to $290, $27 and $66, respectively, from Rujia. As of December 31, 2013 and 2014, the amounts due to Rujia were $212 and $10 respectively.

Pursuant to a series of agreements, dated April 30, 2014, Super TV transferred a portion of its equity interest in Cyber Cloud to Yuewu Yuntian, over which the Chief Technology Officer of the Company can exercise significant influence. And Yuewu Yuntian transferred its equity interest in Xinsi Yijia to Cyber Cloud (Note 24(a)).